Acquisitions (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Schedule of Assets, Liabilities and Stockholders' Equity	The following table presents the fair value of the consideration, identifiable assets and liabilities, and the offsetting of the put options against equity.

As at November 3, 2025	Business acquisition	Put options adjustments	Total
Consideration	$(1,328)	$-	$(1,328)
Intangible assets	735	-	735
Goodwill(1)	739	-	739
Net assets	58	-	58
Total assets	1,532	-	1,532
Other liabilities - put options	-	431	431
Total liabilities	-	431	431
Non-controlling interests(2)	204	(204)	-
Shareholders and other equity holders’ retained earnings	-	(227)	(227)
Total equity	$204	$(431)	$(227)
(1)Goodwill will not be deductible for tax purposes.
(2)The Company measured non-controlling interests using the proportionate share of net assets method.